Summary of Significant Accounting Policies - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) fixed_asset_type Reporting_unit	Jan. 01, 2019 USD ($)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Number of principle types of fixed assets | fixed_asset_type	2
Number of reporting units | Reporting_unit	4
Period of annual installments for jackpot liabilities, low end of range	20 years
Period of annual installments for jackpot liabilities, high end of range	26 years
Historical lump sum payout election rate (as a percent)	85.00%
Operating ROU asset	$ 341,538
Operating lease liabilities	$ 361,163
Accounting Standards Update 2016-02
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating ROU asset		$ 419,500
Operating lease liabilities		$ 445,200
Systems & Equipment, net | Lottery hard costs
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Useful life	10 years
PPE, net | Buildings
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Useful life	40 years
Minimum | Systems & Equipment, net | Furniture and equipment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Useful life	5 years
Minimum | PPE, net | Commercial gaming machines
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Useful life	3 years
Maximum | Systems & Equipment, net | Furniture and equipment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Useful life	10 years
Maximum | PPE, net | Commercial gaming machines
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Useful life	5 years